Inventories - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Write-down of inventories	€ 52	€ 67	€ 59
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Cost of inventories recognised as expense during period	€ 10,521	€ 10,487	€ 9,484